Document and Entity Information	May 15, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 15, 2022
Entity Registrant Name	Pareteum Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35360
Entity Tax Identification Number	95-4557538
Entity Address, Address Line One	1185 Avenue of the Americas
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	646
Local Phone Number	975-0400
Title of 12(b) Security	Common Stock
Trading Symbol	TEUM
Security Exchange Name	NONE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001084384